Property, Plant and Equipment (Tables)	12 Months Ended
Aug. 31, 2020
Property, Plant and Equipment [Abstract]
Summary of property, plant and equipment
	Land and land improvements	Buildings	Equipment	Leasehold improvements	Total

Cost as at September 1, 2018	$4,359	$32,346	$39,088	$3,048	$78,841
Additions	–	1,116	3,700	164	4,980
Disposals	(192)	(3,378)	(4,623)	(164)	(8,357)
Foreign currency translation adjustment	(76)	(592)	(1,329)	(153)	(2,150)
Cost as at August 31, 2019	4,091	29,492	36,836	2,895	73,314
Additions	–	933	3,949	137	5,019
Disposals	–	(31)	(1,120)	(10)	(1,161)
Foreign currency translation adjustment	79	591	1,080	126	1,876
Cost as at August 31, 2020	$4,170	$30,985	$40,745	$3,148	$79,048

Accumulated depreciation as at September 1, 2018	$1,290	$6,661	$25,163	$1,417	$34,531
Depreciation for the year	47	667	4,391	364	5,469
Disposals	–	(1,452)	(3,673)	(114)	(5,239)
Foreign currency translation adjustment	(53)	(120)	(602)	(36)	(811)
Accumulated depreciation as at August 31, 2019	1,284	5,756	25,279	1,631	33,950
Depreciation for the year	46	686	4,449	382	5,563
Disposals	–	(31)	(1,120)	(10)	(1,161)
Foreign currency translation adjustment	26	147	767	34	974
Accumulated depreciation as at August 31, 2020	$1,356	$6,558	$29,375	$2,037	$39,326

Net carrying value as at:
August 31, 2019	$2,807	$23,736	$11,557	$1,264	$39,364
August 31, 2020	$2,814	$24,427	$11,370	$1,111	$39,722